Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Other current liabilities
10.	Other current liabilities

Other current liabilities consist of the following:

	As of December 31, 2023	As of December 31, 2024
	RMB	RMB
Salary accrual	7,013,473	4,001,104
Deposit	10,000,000	150,303
Payable for property, plant and equipment	46,180,063	26,521,368
Tax accrual	13,604,797	16,173,063
Others	14,179,838	20,317,379
Total	90,978,171	67,163,217